June 1, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Trustees’ Equity Fund (the Trust) File No. 2-65955-99

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo
Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Asen Parachkevov
U.S. Securities and Exchange Commission